Shareholder Report, Holdings (Details)	Feb. 28, 2025
PGIM MUNI HIGH INCOME FUND - CLASS A [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | Cash or Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | Cash or Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | Cash or Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | Cash or Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%